Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2017
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Financial risk management:

1)	Financial risk factors

The Group is exposed to a variety of financial risks such as: market risks (including currency risks, fair value interest rate risk, cash flow interest rate risk and price risk), credit risks and liquidity risks. The Group’s overall risk management plan focuses on the unpredictability of financial markets and seeks to minimize the potential adverse effects on the Group’s financial performance.

Risk management is performed by the finance department according to the policy authorized by the board of directors.

a)	Market risk - Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates.

The Group operates internationally and is exposed to foreign exchange risks due to exposure to foreign currencies, primarily the NIS. Foreign exchange risk arises from future commercial transactions, assets or liabilities denominated in foreign currency.

The Group’s policy to reduce the exposure to changes in exchange rates is based on maintaining, where possible, the balances of current monetary assets, according to the currency of the current liabilities.

As of December 31, 2017, if the Group’s functional (USD) had weakened/strengthened by 10% against the NIS, with all other variables held constant, the loss for the year would increase/decrease by USD 24 thousand (the effect for 2016 and 2015 was a decrease/increase by USD 32 thousand and USD 308 thousand, respectively).

b)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the end of the reporting year.

Credit risks are treated at the Group level. Credit risks arise typically from cash and cash equivalents, bank deposits and from credit exposures in connection with outstanding receivables and committed transactions.

No credit limits were exceeded during the reported periods and Group’s management does not expect any losses from non-performance of these parties.

c)	Liquidity risk

Liquidity risk exists where the Group might encounter difficulties in meeting its financial obligations as they become due. The Group monitors its liquidity in order to ensure that sufficient liquid resources are available to allow it to meet its obligations.

Cash flow forecasting is performed by the Group’s finance department. The finance department monitors rolling forecasts of the Group’s liquidity requirements to ensure that it has sufficient cash to meet operational needs, while maintaining sufficient headroom on its undrawn committed borrowing facilities, so that the Group does not breach any of its credit facilities.

The Group invests cash surpluses in interest bearing investments such as time deposits and short-term government debentures, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the above-mentioned forecasts.

Liquidity risk arises from financial liabilities due to payable balances (except for institutions and advanced payments) and amounted to USD 896 thousands on December 31, 2017 (December 31, 2016 - USD 1,141 thousands).

These liabilities are classified as current liabilities, and are expected to mature within 12 months following the balance sheet date.

2)	Estimates of fair value

The following is an analysis of the financial instruments measured at fair value, according to valuation methods. Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

The following table presents the financial assets and liabilities that were measured at fair value as of December 31, 2017 and 2016:

	December 31
	2017		2016
	Level 3	Total	Level 3	Total
	USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,028	1,028	237	237
Unrecognized Day 1 loss	(469)	(469)	-	-
Warrants, net	559	559	237	237

Financial instruments in level 3

The Group’s financial liability at fair value through profit or loss is the obligation for warrants (series E), warrants (series I), warrants (series A) and warrants (series L) (see Note 13(b).

	December 31
	2017			2016
	Standard deviation	Risk-free interest	Fair value (USD thousands)	Standard deviation	Risk-free interest	Fair value (USD thousands)
Warrants (Series L)	63.47%	0.97%	228
Warrants (Series A)	66.72%	0.56%	325
Warrants (Series I)	65.74%	0.70	6	155.39%	1.26%	237
Warrants (Series E)				155.39%	0.00%	-

As part of calculating the warrants fair value by utilizing the Black and Scholes model, if the change in standard deviation for that warrants shifted +5%, the impact on profit or loss would be USD 93 thousand. If the change in standard deviation for that warrants shifted -5%, the impact on profit or loss would be USD 186 thousand. The higher the standard deviation, the higher the fair value. The expected volatility is based on fluctuations in the price of the Company’s share.

On August 25, 2017 the warrants (Series E) expired as the exercise period was ended and the holders did not exercise such warrants.

The following table presents the Level 3 instruments roll-forward during 2017:

Warrants
USD in thousands
Opening balance as of January 1, 2017	237
Granted (see note 13(b))	6,041
Exercised	(2,217)
Profit from changes in fair value of warrants issued to investors	(3,502)
Closing balance as of December 31, 2017	559

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	3,502

The following table presents the Level 3 instruments roll-forward during 2016:

Warrants
USD in thousands
Opening balance as of January 1, 2016	9
Granted (see note 13(b))	253
Changes in fair value of warrants issued to investors	(25)
Closing balance as of December 31, 2016	237

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	25

The following table presents the Level 3 instruments roll-forward during 2015:

Warrants
USD in thousands
Opening balance as of January 1, 2015	110
Changes in fair value of warrants issued to investors	(106)
Currency translation differences	5
Closing balance as of December 31, 2015	9

Total unrealized profits for the period included in profit or loss for liabilities held at the end of the reporting period	106